Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2014
C000103967
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 14,022	$ 12,625	$ 10,910	$ 12,021	$ 13,837	$ 9,214	$ 11,035	$ 11,764	$ 10,452	$ 9,347	$ 9,429	$ 9,576
C000103969
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 15,019	13,509	11,634	12,800	14,691	9,768	11,662	12,397	10,992	9,808	9,860	10,000
C000103968
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,581	12,273	10,692	11,879	13,777	9,246	11,155	11,979	10,720	9,668	9,812	10,000
C000103972
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,017	13,508	11,632	12,792	14,700	9,760	11,661	12,396	10,989	9,810	9,864	10,000
MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Account Value	$ 14,837	12,997	12,017	13,458	15,183	9,586	11,646	12,578	10,068	8,589	9,763	10,000
MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Account Value	$ 14,837	12,997	12,017	13,458	15,183	9,586	11,646	12,578	10,068	8,589	9,763	10,000
MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Account Value	$ 14,837	12,997	12,017	13,458	15,183	9,586	11,646	12,578	10,068	8,589	9,763	10,000
MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Account Value	$ 14,837	$ 12,997	$ 12,017	$ 13,458	$ 15,183	$ 9,586	$ 11,646	$ 12,578	$ 10,068	$ 8,589	$ 9,763	$ 10,000